Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.4%
54,652	iShares Core S&P Small-Cap ETF	$ 3,066,524	3.0
24,263	Vanguard Global ex-U.S. Real Estate ETF	1,041,125	1.0
14,909	Vanguard Real Estate ETF	1,041,394	1.0
39,930	Vanguard Russell 1000 Growth ETF	6,176,372	6.0
86,463	Vanguard Value ETF	7,700,395	7.4

	Total Exchange-Traded Funds
	(Cost $22,785,713)	19,025,810	18.4

MUTUAL FUNDS: 81.2%
	Affiliated Investment Companies: 81.2%
403,416	Voya Floating Rate Fund - Class I	3,227,330	3.1
421,816	Voya High Yield Bond Fund - Class R6	2,961,151	2.9
181,051	Voya Index Plus LargeCap Portfolio - Class I	4,088,125	3.9
855,982	Voya Intermediate Bond Fund - Class R6	8,653,978	8.3
288,476	Voya Large Cap Value Portfolio - Class I	2,578,973	2.5
124,186	Voya Large-Cap Growth Fund - Class R6	5,133,869	5.0
132,960	Voya Limited Maturity Bond Portfolio - Class I	1,328,273	1.3
354,024	Voya MidCap Opportunities Portfolio - Class I	4,081,895	3.9
530,247	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,021,437	4.8
1,379,454	Voya Multi-Manager International Equity Fund - Class I	12,208,164	11.8
617,631	Voya Multi-Manager Mid Cap Value Fund - Class I	4,045,480	3.9
264,592	Voya Small Company Portfolio - Class I	3,061,328	3.0
239,187	Voya Strategic Income Opportunities Fund - Class R6	2,183,776	2.1
789,689	Voya U.S. High Dividend Low Volatility Fund - Class R6	7,707,367	7.4
1,312,890	Voya U.S. Stock Index Portfolio - Class I	17,920,951	17.3

	Total Mutual Funds
	(Cost $93,365,912)	84,202,097	81.2

	Total Investments in Securities (Cost $116,151,625)	$ 103,227,907	99.6
	Assets in Excess of Other Liabilities	428,524	0.4
	Net Assets	$ 103,656,431	100.0

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,025,810	$–	$–	$19,025,810
Mutual Funds	84,202,097	–	–	84,202,097
Total Investments, at fair value	$103,227,907	$–	$–	$103,227,907
Other Financial Instruments+
Futures	439,568	–	–	439,568
Total Assets	$103,667,475	$–	$–	$103,667,475
Liabilities Table
Other Financial Instruments+
Futures	$(254,557)	$–	$–	$(254,557)
Total Liabilities	$(254,557)	$–	$–	$(254,557)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 03/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$3,987,989	$200,321	$(401,142)	$(559,838)	$3,227,330	$44,185	$(25,266)	$-
Voya High Yield Bond Fund - Class R6	2,664,934	797,109	(231,551)	(269,341)	2,961,151	38,152	(4,458)	-
Voya Index Plus LargeCap Portfolio - Class I	5,355,431	145,324	(275,881)	(1,136,749)	4,088,125	–	(772)	-
Voya Intermediate Bond Fund - Class R6	10,427,029	512,784	(2,045,665)	(240,170)	8,653,978	93,388	34,982	-
Voya Large Cap Value Portfolio - Class I	3,331,737	614,656	(511,587)	(855,833)	2,578,973	-	(6,541)	-
Voya Large-Cap Growth Fund - Class R6	6,702,502	153,029	(873,905)	(847,757)	5,133,869	-	(46,054)	-
Voya Limited Maturity Bond Portfolio - Class I	2,613,625	32,495	(1,287,743)	(30,104)	1,328,273	13,464	(6,810)	-
Voya MidCap Opportunities Portfolio - Class I	5,283,698	40,581	(415,831)	(826,553)	4,081,895	-	(38,276)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,844,207	221,013	(277,126)	(1,766,657)	5,021,437	-	(22,263)	-
Voya Multi-Manager International Equity Fund - Class I	16,223,124	783,916	(699,668)	(4,099,208)	12,208,164	-	(38,879)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,312,320	724,455	(265,787)	(1,725,508)	4,045,480	-	(63,769)	-
Voya Small Company Portfolio - Class I	3,999,699	678,227	(336,429)	(1,280,169)	3,061,328	-	(527)	-
Voya Strategic Income Opportunities Fund - Class R6	2,629,538	90,354	(262,113)	(274,003)	2,183,776	24,043	(1,677)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	9,983,929	366,298	(437,353)	(2,205,507)	7,707,367	-	(8,065)	-
Voya U.S. Stock Index Portfolio - Class I	23,533,702	319,743	(1,507,138)	(4,425,356)	17,920,951	-	(112,621)	-
	$108,893,464	$5,680,305	$(9,828,919)	$(20,542,753)	$84,202,097	$213,232	$(340,996)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	18	06/19/20	$1,032,840	$130,884
Mini MSCI EAFE Index	13	06/19/20	1,013,545	131,092
U.S. Treasury Ultra Long Bond	9	06/19/20	1,996,875	177,592
			$4,043,260	$439,568
Short Contracts:
S&P 500® E-Mini	(8)	06/19/20	(1,027,880)	(138,819)
U.S. Treasury 10-Year Note	(23)	06/19/20	(3,189,813)	(115,738)
			$(4,217,693)	$(254,557)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $117,814,916.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,614,600
Gross Unrealized Depreciation	(16,016,598)
Net Unrealized Depreciation	$(14,401,998)